DISCONTINUED OPERATIONS AND LOSS ON INVESTMENT IN AND RECEIVABLE FROM CAN B CORP (Details Narrative) - USD ($)			3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 06, 2020	May 09, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Reverse stock split descriptions	CANB common stock from 37,500,000 shares to 125,000 shares
Loss on sale of discontinued subsidiary									$ 0	$ (798,839)
Additional shares of common stock										418,714
Common stock shares issued during the period				1,180,000	5,000,000	620,000	543,714	543,714			2,361,198
Fair value of common shares issued							$ 1,073,835	$ 1,073,835
Unrealized gain losses							$ 73,835	$ 73,835
Exchange of shares, descriptions									On July 29, 2020, the Company executed an exchange agreement with CANB and delivered the 543,714 shares of CANB common stock to CANB in exchange for CANB’s delivery of 1,000,000 shares of common stock to the Company. The July 29, 2020 closing price of CANB common stock was $0.95 per share. In the balance sheet as of September 30, 2020, the Company recorded treasury stock in the amount of $516,528
Loss on investment			$ 557,307						$ 557,307
Common stock value									$ 17,269	$ 14,577		$ 89,034
Green Grow Farms, Inc. [Member]
Loss on sale of discontinued subsidiary		$ 487,007
Common stock exchange							1,000,000			37,500,000
Ownership percentage										51.00%
New York Farms Group Inc [Member]
Common stock exchange		200,000
Notes payable		$ 2,000,000
Common stock value		$ 1,250,000